BRANDYWINEGLOBAL—ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (a) - 51.4%
BBCMS Mortgage Trust, 2019-BWAY D (1 mo. USD LIBOR + 2.160%)	2.253%	11/15/34	3,195,000	$3,108,749	(b)(c)
BBCMS Mortgage Trust, 2020-C7 D	3.605%	4/15/53	5,000,000	5,018,162	(b)(c)
Bellemeade RE Ltd., 2020-2A M2 (1 mo. USD LIBOR + 6.000%)	6.089%	8/26/30	4,004,000	4,224,563	(b)(c)
CD Mortgage Trust, 2016-CD2 C	3.999%	11/10/49	7,415,000	7,763,400	(c)
Citigroup Commercial Mortgage Trust, 2013-GC17 C	5.109%	11/10/46	5,320,000	5,586,946	(c)
Citigroup Commercial Mortgage Trust, 2014-GC23 D	4.484%	7/10/47	1,840,000	1,866,642	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, 2021-MN2 M2 (30 Day Average SOFR + 3.400%)	3.450%	7/25/41	3,200,000	3,219,644	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.389%	1/25/50	2,274,000	2,278,799	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B2 (30 Day Average SOFR + 5.650%)	5.700%	12/25/50	1,640,000	1,782,241	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-HQA1 B1 (1 mo. USD LIBOR + 2.350%)	2.439%	1/25/50	1,417,003	1,420,941	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 B1 (30 Day Average SOFR + 2.650%)	2.700%	1/25/51	3,975,000	3,988,366	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.100%	1/25/34	2,000,000	2,038,562	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B1 (1 mo. USD LIBOR + 4.200%)	4.289%	2/25/47	5,457,000	5,782,735	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-HQA5 B2 (30 Day Average SOFR + 7.400%)	7.450%	11/25/50	1,810,000	2,136,935	(b)(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL—Alternative Credit Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL—ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (a) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.189%	7/25/39	6,155,000		$6,254,332	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.489%	10/25/39	4,015,000		4,059,281	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-SBT1 1M2 (1 mo. USD LIBOR + 3.650%)	3.739%	2/25/40	2,750,000		2,843,286	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-SBT1 2M2 (1 mo. USD LIBOR + 3.650%)	3.739%	2/25/40	3,500,000		3,628,165	(b)(c)
Grace Trust, 2020-GRCE D	2.680%	12/10/40	6,600,000		6,656,732	(b)(c)
GSCG Trust, 2019-600C D	3.764%	9/6/34	5,226,000		5,294,285	(b)
Home RE Ltd., 2021-2 M2 (30 Day Average SOFR + 3.250%)	3.293%	1/25/34	3,800,000		3,809,484	(b)(c)(d)
IM Pastor FTA, 4 B (3 mo. EURIBOR + 0.190%, 0.000% floor)	0.000%	3/22/44	8,300,000	EUR	5,949,783	(c)(e)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%, 0.000% floor)	0.000%	3/22/43	8,800,000	EUR	6,518,540	(c)(e)
LSTAR Commercial Mortgage Trust, 2017-5 D	4.870%	3/10/50	2,395,000		2,258,522	(b)(c)
SFAVE Commercial Mortgage Securities Trust, 2015-5AVE D	4.388%	1/5/43	2,860,000		2,402,347	(b)(c)
Wells Fargo Commercial Mortgage Trust, 2012-LC5 D	4.757%	10/15/45	1,760,000		1,793,593	(b)(c)
Wells Fargo Commercial Mortgage Trust, 2015-C28 D	4.093%	5/15/48	2,605,000		2,558,432	(c)
Wells Fargo Commercial Mortgage Trust, 2016-NXS5 D	4.985%	1/15/59	3,399,000		3,683,352	(c)
Wells Fargo Commercial Mortgage Trust, 2019-C51 D	3.000%	6/15/52	3,689,000		3,512,487	(b)
Wells Fargo Commercial Mortgage Trust, 2020-C57 D	2.500%	8/15/53	2,738,000		2,561,507	(b)
WF-RBS Commercial Mortgage Trust, 2014- LC14 D	4.586%	3/15/47	3,915,000		4,023,736	(b)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $115,449,863)					118,024,549

ASSET-BACKED SECURITIES - 19.2%
American Credit Acceptance Receivables Trust, 2019-3 F	5.420%	5/12/26	5,355,000		5,586,690	(b)
American Credit Acceptance Receivables Trust, 2020-3 F	5.940%	6/14/27	3,205,000		3,394,677	(b)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL—Alternative Credit Fund 2021 Quarterly Report

BRANDYWINEGLOBAL—ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
American Credit Acceptance Receivables Trust, 2020-4 F	5.220%	8/13/27	1,300,000	$1,353,982	(b)
Anchorage Capital CLO Ltd., 2013-1A DR (3 mo. USD LIBOR + 6.800%)	6.929%	10/13/30	1,635,000	1,632,053	(b)(c)
Anchorage Capital CLO Ltd., 2018-1RA E (3 mo. USD LIBOR + 5.500%)	5.629%	4/13/31	2,410,000	2,350,449	(b)(c)
Apidos CLO XVIII, 2018-18A E (3 mo. USD LIBOR + 5.700%)	5.838%	10/22/30	2,020,000	1,924,473	(b)(c)
Atrium XIV LLC, 14A E (3 mo. USD LIBOR + 5.650%)	5.776%	8/23/30	1,635,000	1,622,762	(b)(c)
Consumer Loan Underlying Bond Club Certificate Issuer Trust I, 2019-HP1 C	4.700%	12/15/26	3,720,000	3,834,976	(b)
DT Auto Owner Trust, 2019-2A E	4.460%	5/15/26	5,000,000	5,261,240	(b)
Hertz Vehicle Financing III LP, 2021-2A C	2.520%	12/27/27	2,390,000	2,438,530	(b)
Neuberger Berman Loan Advisers CLO 27 Ltd., 2018-27A E (3 mo. USD LIBOR + 5.200%)	5.326%	1/15/30	1,583,000	1,558,890	(b)(c)
Oaktree CLO Ltd., 2019-2A C (3 mo. USD LIBOR + 3.960%)	4.086%	4/15/31	6,000,000	5,984,701	(b)(c)
Octagon Investment Partners 37 Ltd., 2018-2A D (3 mo. USD LIBOR + 5.400%)	5.525%	7/25/30	4,525,000	4,423,435	(b)(c)
TICP CLO XI Ltd., 2018-11A E (3 mo. USD LIBOR + 6.000%)	6.134%	10/20/31	1,640,000	1,610,496	(b)(c)
Westlake Automobile Receivables Trust, 2018-3A F	6.020%	2/18/25	1,000,000	1,033,676	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $43,840,790)				44,011,030

CORPORATE BONDS & NOTES - 16.4%
COMMUNICATION SERVICES - 1.4%
Media - 1.4%
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	3,190,000	3,277,661	(e)

CONSUMER DISCRETIONARY - 4.4%
Automobiles - 1.0%
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,110,000	2,345,179	(b)

Hotels, Restaurants & Leisure - 2.4%
Marriott International Inc., Senior Notes	4.625%	6/15/30	990,000	1,147,845
Scientific Games International Inc., Senior Notes	8.250%	3/15/26	4,090,000	4,345,666	(b)

Total Hotels, Restaurants & Leisure				5,493,511

Internet & Direct Marketing Retail - 1.0%
JD.com Inc., Senior Notes	3.375%	1/14/30	2,000,000	2,149,748

TOTAL CONSUMER DISCRETIONARY				9,988,438

See Notes to Schedule of Investments.

BrandywineGLOBAL—Alternative Credit Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL—ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos, Senior Notes	4.500%	1/23/26	2,280,000		$2,312,946

HEALTH CARE - 1.0%
Pharmaceuticals - 1.0%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	2,025,000		2,245,219

INDUSTRIALS - 2.8%
Aerospace & Defense - 1.5%
Boeing Co., Senior Notes	5.150%	5/1/30	2,875,000		3,427,886

Airlines - 0.4%
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	900,000		968,016	(b)

Machinery - 0.9%
HTA Group Ltd., Senior Notes	7.000%	12/18/25	1,975,000		2,096,249	(e)

TOTAL INDUSTRIALS					6,492,151

INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 2.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,500,000		4,770,157	(b)

Electronic Equipment, Instruments & Components - 0.4%
Flex Ltd., Senior Notes	4.875%	5/12/30	915,000		1,070,805

TOTAL INFORMATION TECHNOLOGY					5,840,962

MATERIALS - 2.8%
Metals & Mining - 2.8%
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	3,420,000		3,488,400	(b)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,665,000		2,891,698	(b)

TOTAL MATERIALS					6,380,098

UTILITIES - 0.5%
Electric Utilities - 0.5%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	1,195,000		1,239,520	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $36,319,203)					37,776,995

SOVEREIGN BONDS - 4.9%
China - 2.8%
China Government Bond	3.810%	9/14/50	38,720,000	CNH	6,355,754

Korea - 2.1%
Korea Treasury Bond, Senior Notes	1.875%	3/10/51	5,790,000,000	KRW	4,941,660

TOTAL SOVEREIGN BONDS (Cost - $11,186,969)					11,297,414

See Notes to Schedule of Investments.

4	BrandywineGLOBAL—Alternative Credit Fund 2021 Quarterly Report

BRANDYWINEGLOBAL—ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 2.4%
COMMUNICATION SERVICES - 2.4%
Media - 2.4%
DISH Network Corp., Senior Notes (Cost - $5,193,328)	3.375%	8/15/26	5,340,000	$5,486,850

			SHARES
COMMON STOCKS - 0.3%
MATERIALS - 0.3%
Chemicals - 0.3%
Danimer Scientific Inc. (Cost - $2,409,899)			37,903	632,222	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $214,400,052)				217,229,060

	RATE
SHORT-TERM INVESTMENTS - 6.8%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $15,733,107)	0.010%		15,733,107	15,733,107	(f)

TOTAL INVESTMENTS - 101.4% (Cost - $230,133,159)				232,962,167
Liabilities in Excess of Other Assets - (1.4)%				(3,295,074)

TOTAL NET ASSETS - 100.0%				$229,667,093

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $15,733,107 and the cost was $15,733,107 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL—Alternative Credit Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL—ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CNH	— Chinese Offshore Yuan
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
KRW	— South Korean Won
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At July 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term
Bonds	31	9/21	$6,190,991	$6,185,468	$(5,523)

At July 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,940,000	USD	2,433,372	Goldman Sachs Group Inc.	8/16/21	$(76,890)
USD	2,437,711	CAD	2,940,000	JPMorgan Chase & Co.	8/16/21	81,229
USD	2,312,924	CNH	15,000,000	Citibank N.A.	8/17/21	(4,075)
CNH	15,000,000	USD	2,339,528	HSBC Securities Inc.	8/17/21	(22,529)
USD	6,106,976	CNY	39,700,000	HSBC Securities Inc.	8/17/21	(35,104)
GBP	3,300,000	USD	4,678,483	Citibank N.A.	8/19/21	(91,274)
USD	4,545,737	GBP	3,300,000	UBS Securities LLC	8/19/21	(41,472)
USD	4,675,279	EUR	3,960,000	Barclays Bank PLC	8/26/21	(24,720)
USD	7,258,585	EUR	6,140,000	Citibank N.A.	10/26/21	(37,626)
USD	4,579,888	KRW	5,290,000,000	Citibank N.A.	11/1/21	(13,027)

Total						$(265,488)

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
KRW	— South Korean Won
USD	— United States Dollar

See Notes to Schedule of Investments.

6	BrandywineGLOBAL—Alternative Credit Fund 2021 Quarterly Report

BRANDYWINEGLOBAL—ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

At July 31, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	$11,137,000	6/20/22	0.487%	5.000% quarterly	$452,069	$389,647	$62,422
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	11,000,000	6/20/22	0.447%	5.000% quarterly	450,592	420,057	30,535
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	3,280,000	6/20/22	0.248%	1.000% quarterly	22,239	(44,102)	66,341
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	6,115,000	12/20/22	0.356%	1.000% quarterly	55,333	(73,044)	128,377

Total	$31,532,000				$980,233	$692,558	$287,675

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank N.A. (Markit CMBX.NA. BBB-.10 Index)	$12,000,000	11/17/59	3.000% monthly	$(1,091,879)	$(1,058,231)	$(33,648)

See Notes to Schedule of Investments.

BrandywineGLOBAL—Alternative Credit Fund 2021 Quarterly Report	7

BRANDYWINEGLOBAL—ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank N.A. (Markit CMBX.NA. BBB-.10 Index)	$12,705,000	11/17/59	3.000% monthly	(1,156,027)	(1,154,740)	$(1,287)
Citibank N.A. (Markit CMBX.NA. BBB-.10 Index)	13,110,000	11/17/59	3.000% monthly	(1,192,878)	(1,472,899)	280,021

Total	$37,815,000			$(3,440,784)	$(3,685,870)	$245,086

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	BrandywineGLOBAL—Alternative Credit Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL – Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

9

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage
Obligations	—	$118,024,549	—	$118,024,549
Asset-Backed Securities	—	44,011,030	—	44,011,030
Corporate Bonds & Notes	—	37,776,995	—	37,776,995
Sovereign Bonds	—	11,297,414	—	11,297,414
Convertible Bonds & Notes	—	5,486,850	—	5,486,850
Common Stocks	$632,222	—	—	632,222

Total Long-Term Investments	632,222	216,596,838	—	217,229,060

Short-Term Investments†	15,733,107	—	—	15,733,107

Total Investments	$16,365,329	$216,596,838	—	$232,962,167

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$81,229	—	$81,229
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	980,233	—	980,233

Total Other Financial Instruments	—	$1,061,462	—	$1,061,462

Total	$16,365,329	$217,658,300	—	$234,023,629

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$5,523	—	—	$5,523
Forward Foreign Currency Contracts††	—	$346,717	—	346,717
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	3,440,784	—	3,440,784

Total	$5,523	$3,787,501	—	$3,793,024

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

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Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at October 31,	Purchased		Sold
	2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$43,489,498	43,489,498	$27,756,391	27,756,391

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$125	—	$15,733,107

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